COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 9,787	$ 4,156	$ 26,448	$ 19,715	$ 23,014
Post‑retirement benefits:
Actuarial loss on defined benefit pension plans, net of tax	0	0	(22,328)	(412)	(9,724)
Amounts reclassified from accumulated other comprehensive loss, net of tax	(145)	(656)	(2,600)	(2,836)	(3,078)
Available‑for‑sale securities:
Net changes related to available‑for‑sale securities, net of tax	(290)	78	590	369	(472)
Other comprehensive loss	(435)	(578)	(24,338)	(2,879)	(13,274)
Total comprehensive income	$ 9,352	$ 3,578	$ 2,110	$ 16,836	$ 9,740